Other accounts receivable and other assets, net, and other accounts payable, provisions and other liabilities - Summary of hedging instruments and its cash flow hedges due to maturities (Detail)
S/ in Thousands
	Dec. 31, 2020 PEN (S/)	Dec. 31, 2019 PEN (S/)
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Interest rate swaps (IRS)	S/ 2,140,011	S/ 2,256,834
Currency swap contract [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional	2,140,011,000	1,958,574,000
Currency swap contract [member] | Later than one year and not later than five years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional	1,596,861,000	1,461,474,000
Average interest rate in US Dollars	3.38%	3.38%
Average interest rate in Soles	4.87%	4.87%
Average exchange rate Soles / US Dollars	3.26	3.26
Currency swap contract [member] | Later than five years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional	543,150,000	497,100,000
Average interest rate in Soles	1.88%	1.88%
Average exchange rate Soles / US Dollars	3.24	3.24
Interest rate swap contract [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Interest rate swaps (IRS)		S/ 298,260
Interest rate swap contract [member] | Later than three months and not later than one year [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average interest rate in US Dollars		3.96%
Interest rate swaps (IRS)		S/ 298,260